Financial instruments - Summary of Information Relating to Derecognized Equity Instruments Measured at Fair Value Through Other Comprehensive Income by Way of Sale (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information Realting to Equity Instruments Measured to Fair Value Through Other Comphrehensive Income Derecognized Explanatory [Abstract]
Fair value at derecognition		¥ 32,275	¥ 86,265
Cumulative amount recognized in other comprehensive income, net of tax	[1]	(29,508)	12,326
Dividend received		¥ 0	¥ 122

[1]	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.